Financial Statements - Percentage of Sales by Major Product Line (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	100.00%	100.00%	100.00%	100.00%	100.00%
Carbon Steel Flat [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	26.00%	25.00%	26.00%	25.00%	27.00%
Carbon Steel Plate [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	11.00%	12.00%	11.00%	13.00%	11.00%
Carbon Steel Long [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	17.00%	15.00%	15.00%	15.00%	10.00%
Stainless Steel Flat [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	15.00%	16.00%	16.00%	15.00%	18.00%
Stainless Steel Plate [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	4.00%	4.00%	4.00%	4.00%
Stainless Steel Long [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	3.00%	4.00%	3.00%	4.00%	4.00%
Aluminum Flat [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	14.00%	14.00%	15.00%	14.00%	15.00%
Aluminum Plate [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	3.00%	3.00%	3.00%	3.00%	3.00%
Aluminum Long [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	4.00%	4.00%	4.00%	4.00%
Other [Member]
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	3.00%	3.00%	3.00%	3.00%	4.00%